SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	1,410,750
Granted | shares	141,500
Exercised | shares
Forfeited | shares	137,750
Outstanding - end of the year | shares	1,414,500
Options exercisable at the end of the year | shares	645,750
Vested and expected to vest | shares	1,414,500
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 19.16
Granted | $ / shares	11.42
Exercised | $ / shares
Forfeited | $ / shares	19.21
Outstanding - end of the year | $ / shares	18.11
Options exercisable at the end of the year | $ / shares	22.32
Vested and expected to vest | $ / shares	$ 18.11
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 776
Outstanding - end of the year | $	257
Options exercisable at the end of the year | $	24
Vested and expected to vest | $	$ 257